CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,116)	$ (19,974)	$ (26,825)	$ (53,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	325	1,826	2,264	2,553
Noncash lease expense	603	205	143	350
Stock compensation expense	629	542	624	1,853
Restricted common stock issued for compensation			182	0
Accretion of debt discount	150	1,978	2,258	13,134
Derecognition expense upon conversion of convertible debt	(176)	68	600	25,035
Changes in fair value of derivative liability	0	(14)	(14)	(6,544)
Loss on sale of Ryvyl EU	6,497	0
Gain or (Loss) on sale of property and equipment	4	0	0	(1,069)
Impairment of goodwill	0	6,675	6,675	0
Impairment of intangible assets	758	0	3,028	0
Restructuring charges	1,510	1,636	1,636	0
Changes in assets and liabilities:
Accounts receivable, net	237	70	(155)	297
Prepaid and other current assets	396	(460)	664	6,568
Cash due from gateways, net	88	12,706	12,684	(5,407)
Other assets	(91)	(318)	(160)	(1,183)
Accounts payable	(1,687)	1,166	1,695	189
Accrued and other current liabilities	(599)	2,243	1,497	2,080
Accrued interest			366	546
Payment processing liabilities, net	(1,728)	10,770	14,029	47,860
Net cash (used in) provided by operating activities	(6,200)	19,119	21,191	33,161
Cash flows from investing activities:
Purchases of property and equipment	(76)	(34)	(47)	(108)
Logicquest Technology acquisition			0	(225)
Proceeds from the sale of property and equipment	1	0	0	2,620
Capitalized software development costs	(1,088)	(1,100)	(1,647)	0
Purchases of intangible assets	(234)	(92)	(114)	0
Cash transferred in connection with the sale of Ryvyl EU	(74,954)	0
Net cash used in investing activities	(76,351)	(1,226)	(1,808)	2,287
Cash flows from financing activities:
Treasury stock purchases			0	7
Repayments on convertible debt	(13,000)	0	0	(3,000)
Repayments on long-term debt	(3)	(13)	(12)	(15)
Proceeds from short-term note payable	15,000	0
Tax withholdings related to net settlements of equity awards	(24)	(194)	(229)	0
Proceeds from issuance of common stock in public offering, net of issuance costs	5,380	0
Net cash provided by (used in) financing activities	7,353	(207)	(241)	(3,008)
Effect of exchange rate changes on cash and restricted cash	904	479	(430)	44
Net (decrease) increase in cash and restricted cash	(74,294)	18,165	18,712	32,484
Cash and restricted cash – beginning of period	92,030	73,318	73,318	40,834
Cash and restricted cash – end of period	17,736	91,483	92,030	73,318
Cash paid during the period for:
Interest	154	0	300	2,709
Income taxes	761	759	848	199
Preferred Stock [Member] | Principal [Member]
Non-cash financing and investing activities:
Convertible debt conversion			900	64,600
Preferred Stock [Member] | Interest Expense [Member]
Non-cash financing and investing activities:
Interest accrual from convertible debt converted			0	1,703
Common Stock [Member] | Principal [Member]
Non-cash financing and investing activities:
Convertible debt conversion	4,000	200	0	1,650
Common Stock [Member] | Interest Expense [Member]
Non-cash financing and investing activities:
Interest accrual from convertible debt converted	$ 135	$ 0	$ 0	$ 4